Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other assets and other liabilities
end of	2Q13	1Q13	4Q12	2Q12
Other assets (CHF million)
Cash collateral on derivative instruments	10,212	12,030	10,904	13,221
Cash collateral on non-derivative transactions	1,905	1,672	1,995	2,920
Derivative instruments used for hedging	2,387	2,667	3,930	3,435
Assets held-for-sale	23,763	20,281	20,343	20,741
of which loans	23,284	19,772	19,894	20,115
of which real estate	478	508	442	619
Assets held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees receivable	5,733	5,350	5,861	6,029
Deferred tax assets	6,599	6,968	7,102	8,825
Prepaid expenses	809	862	538	706
Failed purchases	3,131	2,997	2,699	2,861
Other	6,415	6,354	6,126	4,365
Other assets	72,986	72,204	72,912	77,513
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,047	13,399	12,224	12,978
Cash collateral on non-derivative transactions	1,957	1,660	1,246	1,564
Derivative instruments used for hedging	763	931	1,182	1,682
Provisions [1]	1,251	1,511	1,362	1,078
of which off-balance sheet risk	65	63	60	66
Liabilities held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees payable	7,665	6,395	6,752	7,565
Current tax liabilities	853	886	863	817
Deferred tax liabilities	165	160	130	200
Failed sales	2,944	3,234	4,336	5,895
Other	15,440	15,671	16,128	16,070
Other liabilities	56,117	56,870	57,637	62,259
1 Includes provisions for bridge commitments.